Earnings/(loss) per share (Details 1) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total number of shares from dilutive vehicles with anti-dilutive effect	21,703,150	0	11,106,997
Stock Options
Total number of shares from dilutive vehicles with anti-dilutive effect	1,333,434	0	1,342,819
Warrants
Total number of shares from dilutive vehicles with anti-dilutive effect	0	0	2,942,374
Convertible Instruments
Total number of shares from dilutive vehicles with anti-dilutive effect	20,369,716	0	6,821,804